INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 6,921,830	$ 3,338,299
Income tax recovery calculated at statutory rate	1,869,000	901,000
Non-deductible expenditures	(658,000)	(297,000)
Amounts expensed for tax purposes only	884,000	226,000
Unrecognized tax benefit	(5,267,000)	(830,000)
Adjustment of prior year tax estimates and other	3,172,000	0
INCOME TAX	$ 0	$ 0